Taxation (Details 4)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	80,115,000	90,555,000
Accruals	64,374,000	83,864,000
Deferred tax assets - Current	144,489,000	174,419,000
Less: valuation allowance	(15,207,000)	(30,490,000)
Total	129,282,000	143,929,000		21,356,000
Deferred tax assets - Non-current:
Depreciation of fixed assets	2,234,000	2,215,000
Impairment of license rights	1,413,000	7,021,000
Net operating tax loss carry forward	173,243,000	119,795,000
Amortization of Intangible assets	20,851,000
Deferred tax assets - Non-Current	197,741,000	129,031,000
Less: valuation allowance	(174,656,000)	(126,816,000)
Total	23,085,000	2,215,000		3,813,000
Deferred tax liabilities - Current:	148,506,000
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period	157,306,000	85,326,000	18,625,000
Provision for the year	32,557,000	71,980,000	66,701,000
Balance at the end of the period	189,863,000	157,306,000	85,326,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities related to cash distributions by PRC subsidiaries to its overseas parent company	289,100,000	40,000,000
Accrued withholding tax liabilities	344,700,000
Accrued withholding tax liabilities associated with annual dividend	55,600,000
Unrecognized deferred tax liabilities	597,300,000	655,900,000